Customer Deposits	12 Months Ended
Dec. 31, 2021
Revenue Recognition and Deferred Revenue [Abstract]
Customer Deposits

13.	Customer Deposits
These amounts represent deposits received from charterers as guarantees and are comprised as follows:

(a)
On October 12, 2015 an amount of $736,000 was received from the bareboat charterer of Product carrier “Clean Thrasher” which is equal to three-months hire. On May 30, 2019 the amount of $368,000 was re
paid to the bareboat charterers. The remaining amount of $368,000 was kept as a guarantee for another vessel chartered to the same charterer.

(b)
On February 21, 2015 an amount of $1,820,700 was received from the bareboat charterer of Aframax tanker “Stealth Berana” which is equal to five-months hire. An amount of $1,220,700 was returned to the charterer at the end of the bareboat charter on March 7, 2018. The remaining amount of $600,000 was kept as a guarantee for the new bareboat charter which commenced on March 7, 2018. The bareboat charter ended during 2020 and an amount of $100,000 was returned to the charterer. In August 2021, the balance of $500,000 was fully settled following the agreement reached with the charterers (Note 14).